INVESTMENTS IN ASSOCIATES - Narrative (Details) - AusNet Services Ltd - Brookfield Infrastructure - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2022	Feb. 01, 2022
Disclosure of Associates and Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary	8.00%
Total consideration		$ 455